Other disclosures (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Disclosures
[custom:NoncancellableOperatingLeasesContractsWithIndeterminateMature-0]	R$ 700	R$ 801	R$ 880
[custom:PaymentOfOperatingLeasesRecognizedAsExpenses-0]	R$ 391,408	R$ 369,482	R$ 358,656